Note 8 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Salaries and wages	$ 20,515	$ 15,811	$ 13,782
Consumable materials – Operations	17,288	14,358	12,850
Consumable materials – COVID-19	297	824	0
Electricity costs	10,363	8,071	6,319
Safety	774	708	525
Cash-settled share-based expense (note 12.1(a))	692	634	107
Gold work in progress	243	1,166	376
On mine administration	2,650	1,766	2,140
Pre-feasibility exploration costs	304	373	301
Cost of sales	$ 53,126	$ 43,711	$ 36,400